Other income/(expenses) (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of Other Income expenses [Abstract]
Summary of Other Income

	For the three months ended September 30,		For the nine months ended September 30,
(in €‘000)	2023	2022	2023	2022
Government grants	92	320	277	320
Income from sale of CO2 tickets	1,728	4,106	5,851	8,979
Net gain/(loss) on disposal of property, plant and equipment	(4,784)	1	(5,365)	1
Sublease rental income	50	46	150	150
Fair value gains/(losses) on derivatives (purchase options)	—	—	—	3,856
Fair value gains/(losses) on pref. shares derivatives	—	34	—	34
Other items	1,406	36	1,732	190
Total	(1,508)	4,543	2,645	13,530